Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	FIDELIS INSURANCE HOLDINGS LIMITED
Entity Central Index Key	0001636639
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q3
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Current Fiscal Year End Date	--12-31